Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Disclosure of other provisions [line items]
Current	$ 1,977	$ 2,025
Non-current	7,700	8,223
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	1,285	1,057
Movement in provision	(38)	228
Utilised	(168)	(285)
Change in estimate	76	560
Amortisation of discounting impacting net finance costs	60	84
Exchange translation	(6)	(131)
At the end of the financial year	1,247	1,285
Current	308	313
Non-current	$ 939	$ 972